Schedule of Components of Lease Expense and Other Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Amortization of ROU assets (operating lease cost)	$ 541	$ 390	$ 560	$ 653
Interest on lease liabilities			84	99
Total lease expense			644	752
Operational cash flow used for operating leases			733	781
ROU assets obtained in exchange for lease liabilities	$ 27	$ 147	$ 800	$ 234
Weighted -average remaining lease term (in years)			2 years 2 months 19 days	2 years 6 months 14 days
Weighted -average discount rate			7.76%	6.31%